SHARE OPTIONS	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Options And Share Warrants [Abstract]
SHARE OPTIONS
9.	SHARE OPTIONS

In February 2024, the Company changed the ratio of the ADSs representing its ‘A’ Ordinary shares from one (1) ADS representing four (4) ‘A’ Ordinary shares to one (1) ADS representing twenty (20) ‘A’ ordinary shares.

Under the terms of the Company’s Employee Share Option Plans, options to purchase 40,476,672 ‘A’ Ordinary Shares (2,023,834 ADSs) were outstanding at June 30, 2025. Under these Plans, options are granted to officers, employees and consultants of the Group at the discretion of the Compensation Committee (designated by the Board of Directors), under the terms outlined below. The number and weighted average exercise price of share options and warrants per ordinary share is as follows (as required by IFRS 2, this information relates to all grants of share options and warrants by the Group):

	Options and	Weighted- average exercise price US$	Exercise price range US$
	warrants ‘A’ Ordinary Shares	Per ‘A’ Ordinary Share	Per ‘A’ Ordinary Share
Outstanding January 1, 2024	46,914,672	0.39	0.12 –1.34
Granted	12,100,000	0.14	0.14 –0.14
Exercised	-	-	-
Expired / Forfeited	-	-	-

Outstanding at June 30, 2024	59,014,672	0.35	0.12 –1.34

Exercisable at June 30, 2024	24,029,255	0.58	0.12 –1.34

Outstanding January 1, 2025	40,506,672	0.26	0.12 –1.29
Granted	-	-	-
Exercised	-	-	-
Expired / Forfeited	(30,000)	1.29	1.29 –1.29

Outstanding at June 30, 2025	40,476,672	0.26	0.12 –1.10

Exercisable at June 30, 2025	21,074,589	0.36	0.12 –1.10

The total share-based payments charge for the six months ended June 30, 2025 was US$225,000 (six months ended June 30, 2024: US$926,000).

There were no ‘A’ ordinary share options granted during the period.